Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments and risk management
Schedule of remaining contractual maturities at the end of years presented of the Group's financial liabilities

	Carrying	Payable
As at December 31, 2025	amount	within 1 year	1-3 years	4-5 years	Total
Accounts payable and accrued liabilities	$3,478,825	$3,478,825	$—	$—	$3,478,825
Lease liability	125,523	107,222	196,573	—	303,795
	$3,604,348	$3,586,047	$196,573	$—	$3,782,620